Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom Income Portfolio	Apr. 29, 2023
VIP Freedom Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(12.05%)
Past 5 years	1.96%
Past 10 years	3.15%
VIP Freedom Income Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(12.06%)
Past 5 years	1.86%
Past 10 years	3.05%
VIP Freedom Income Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(12.26%)
Past 5 years	1.69%
Past 10 years	2.89%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXWFQ
Average Annual Return:
Past 1 year	(11.35%)
Past 5 years	1.80%
Past 10 years	2.94%